CONSOLIDATED STATEMENTS OF CASH FLOW (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Operating activities:
Net income	$ 444	$ 740
Adjustments to reconcile net income to net cash provided by operations:
Depreciation And Amortization	335	404
Net change in operating assets and liabilities	557	(248)
Deferred Income Taxes Net And Uncertain Tax Positions	(190)	(61)
Impairment of long lived assets	67	1
Stock-based compensation	29	17
Other items	128	20
Profit (loss) from sale of long lived assets and investments	(16)	25
Net cash provided by operating activities	1,354	898
Investing activities:
Acquisitions of subsidiaries, net of cash acquired	0	(163)
Purchase of property, plant and equipment	(185)	(225)
Purchase of investments and other assets	(118)	(8)
Proceeds From Sales of Long Lived Assets And Investments	82	18
Other investing activities	2	(10)
Net cash used in investing activities	(219)	(388)
Financing activities:
Purchase of treasury shares	(439)	0
Net change in short-term debt	17	336
Dividends paid	(290)	(291)
Proceeds from exercise of options by employees	166	98
Proceeds From Long Term Loans And Other Long Term Liabilities	2,145	(2)
Repayment of long-term loans And Other Long Term Liabilities	(1,458)	(767)
Other financing activities	(48)	(8)
Net cash provided by (used in) financing activities	93	(634)
Translation adjustment on cash and cash equivalents	(58)	(13)
Net change in cash and cash equivalents	1,170	(137)
Balance of cash and cash equivalents at beginning of period	2,226	1,038
Balance of cash and cash equivalents at end of period	$ 3,396	$ 901